Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Additional Paid-in Capital [1]	Deferred Share Compensation	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Income Loss	Non-controlling Interest	Total
Balance at Dec. 31, 2024			[1]		[1]	$ 29,084,453		$ 1,419,190	$ (7,959,276)	$ (1,706,460)	$ 3,313,146	$ 24,151,053
Balance (in Shares) at Dec. 31, 2024	[1]	16,693		369
Share-based compensation expenses			[1]		[1]	22,224						22,224
Net loss (income)			[1]		[1]				(965,254)		102,935	(862,319)
Appropriation of statutory reserve			[1]		[1]			56,509	(56,509)
Reversal of statutory reserve			[1]		[1]			(84,349)	84,349
Foreign currency translation adjustments			[1]		[1]					373,326	64,040	437,366
Balance at Jun. 30, 2025			[1]		[1]	29,106,677		1,391,350	(8,896,690)	(1,333,134)	3,480,121	23,748,324
Balance (in Shares) at Jun. 30, 2025	[1]	16,693		369
Balance at Dec. 31, 2025			[1]		[1]	34,506,456	$ (1,716,667)	1,340,331	(14,190,570)	(1,308,864)	3,967,270	22,597,956
Balance (in Shares) at Dec. 31, 2025	[1]	17,399		3,361
Share-based compensation expenses			[1]		[1]	4,088	1,716,667					1,720,755
Sales of ordinary shares and pre-funded warrants		$ 1	[1]		[1]	173,848						173,849
Sales of ordinary shares and pre-funded warrants (in Shares)	[1]	55,755
Exercise of common warrants		$ 5	[1]		[1]	5,714,257						5,714,262
Exercise of common warrants (in Shares)	[1]	501,792
Issuance of fraction shares for share consolidation			[1]		[1]
Issuance of fraction shares for share consolidation (in Shares)	[1]	3,118
Net loss (income)			[1]		[1]				(5,297,343)		(147,914)	(5,445,257)
Reversal of statutory reserve			[1]		[1]			(12,904)	12,904
Foreign currency translation adjustments			[1]		[1]					193,374	119,933	313,307
Balance at Jun. 30, 2026		$ 6	[1]		[1]	$ 40,398,649		$ 1,327,427	$ (19,475,009)	$ (1,115,490)	$ 3,939,289	$ 25,074,872
Balance (in Shares) at Jun. 30, 2026	[1]	578,064		3,361

[1]	Retroactively restated for the effect of the 1-for-8 share consolidation effected on March 2, 2026, the 1-for-31 share consolidation effected on June 8, 2026, the 1-for-3 share consolidation effected on June 29, 2026, and the 1-for-2 share consolidation and capital reduction effected on September 28, 2026.